Consolidated Statements of Stockholders' Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cumulative Preferred Stock [Member]
Preferred stock, dividend rate	6.00%
Preferred stock, par value (in dollars per share)	$ 0.25
Cumulative Convertible Preferred Stock [Member]
Preferred stock, dividend rate	10.00%
Preferred stock, par value (in dollars per share)	$ 0.025
Participating Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	0.025
Series 2003 Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	0.025
Common Class A [Member]
Common stock, par value (in dollars per share)	0.25
Common Class B [Member]
Common stock, par value (in dollars per share)	$ 0.25
Retained Earnings [Member] | Accounting Standards Update 2016-02 [Member]
Operating lease impairment adjustment upon the adoption of ASU 2016-02 "Leases", tax	$ 673
Retained Earnings [Member]
Change in pension and postretirement benefits, tax	20,312	$ 2,249
Change in pension and postretirement benefits, tax	20,312	2,249
Operating lease impairment adjustment upon the adoption of ASU 2016-02 "Leases", tax	$ 14,427	$ (12,776)